CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Indemnities for years of service (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movements of post-employment benefits
Opening balance	$ 9,415,541	$ 8,286,355
Service costs	784,984	957,593
Interest costs	354,471	565,167
Actuarial losses	(210,956)	271,045
Benefits paid	(258,776)	(664,619)
Total	$ 10,085,264	$ 9,415,541